Financial information by segment, Assets and liabilities by business sector (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Assets allocated [Abstract]
Contracted concessional assets	$ 8,606,943	$ 9,084,270
Investments carried under the equity method	54,776	55,784
Current financial investments	237,080	210,138
Cash and cash equivalents (project companies)	744,636	669,387	$ 794,094	$ 594,811
Total assets	10,172,531	10,492,339
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,214,675	5,475,208
Grants and other liabilities	1,653,451	1,636,060
Long-term and short-term corporate debt	641,785	643,083
Total liabilities	8,279,300	8,596,886
Equity	1,893,231	1,895,453	$ 2,039,380	$ 1,959,111
Total liabilities and equity	10,172,531	10,492,339
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional assets	7,058,009	7,436,362
Investments carried under the equity method	11,936	12,419
Current financial investments	15,616	17,249
Cash and cash equivalents (project companies)	569,075	452,792
Total assets	7,654,636	7,918,822
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,977,074	4,162,596
Grants and other liabilities	1,650,795	1,635,508
Total liabilities	5,627,869	5,798,104
Efficient Natural Gas [Member]
Assets allocated [Abstract]
Contracted concessional assets	591,666	660,387
Investments carried under the equity method	0	0
Current financial investments	133,505	116,430
Cash and cash equivalents (project companies)	16,742	39,064
Total assets	741,913	815,881
Liabilities allocated [Abstract]
Long-term and short-term project debt	547,045	579,173
Grants and other liabilities	835	552
Total liabilities	547,880	579,725
Electric Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional assets	869,682	897,269
Investments carried under the equity method	0	0
Current financial investments	72,398	59,289
Cash and cash equivalents (project companies)	13,743	15,325
Total assets	955,823	971,883
Liabilities allocated [Abstract]
Long-term and short-term project debt	659,808	698,346
Grants and other liabilities	1,030	0
Total liabilities	660,838	698,346
Water [Member]
Assets allocated [Abstract]
Contracted concessional assets	87,586	90,252
Investments carried under the equity method	42,840	43,365
Current financial investments	14,678	14,577
Cash and cash equivalents (project companies)	9,993	13,681
Total assets	155,097	161,875
Liabilities allocated [Abstract]
Long-term and short-term project debt	30,748	35,093
Grants and other liabilities	791	0
Total liabilities	31,539	35,093
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,606,943	9,084,270
Investments carried under the equity method	54,776	55,784
Current financial investments	236,197	207,545
Cash and cash equivalents (project companies)	609,553	520,862
Total assets	9,507,469	9,868,461
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,214,675	5,475,208
Grants and other liabilities	1,653,451	1,636,060
Total liabilities	6,868,126	7,111,268
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	213,053	210,378
Other current assets (including cash and cash equivalents at holding company level)	452,009	413,500
Total assets	665,062	623,878
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	641,785	643,083
Other non-current liabilities	597,097	657,345
Other current liabilities	172,292	185,190
Total liabilities	1,411,174	1,485,618
Equity	1,893,231	1,895,453
Total liabilities and equity	$ 3,304,405	$ 3,381,071